Cover	Sep. 29, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	Akumin Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39479
Entity Tax Identification Number	88-4139425
Entity Address, Address Line One	8300 W. Sunrise Boulevard
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33322
City Area Code	844
Local Phone Number	730-0050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001776197
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AKU
Security Exchange Name	NASDAQ
Common Class B
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AKU